Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	000-56773
Entity Registrant Name	ContextLogic Holdings Inc.
Entity Central Index Key	0002064307
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	2648 International Blvd.
Entity Address, Address Line Two	Ste 301
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94601
City Area Code	415
Local Phone Number	965-8476
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false